INCOME TAX CHARGE (Tables)	6 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax Expense (Benefit)

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Current tax expense	1,067	54	1,993	516
Deferred tax (benefit) charge (Note 16)	(424)	76	(250)	(17)
	643	130	1,743	499

Summary of Reconciliation of Income Tax Expense (Benefit)
The tax on the Group’s income before tax differs from the theoretical amount that would arise using the effective tax rate of the Group amounted to 70% and 70% for three months ended June 30, 2023 and 2022 respectively, and 20% and 10% for six months ended June 30, 2023 and 2022, respectively, as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Income before tax	921	186	8,616	5,041
Effective tax expense	498	(269)	1,540	366
Tax effects of:
Disallowed expenses	420	205	457	482
Unrecognized deferred tax	(308)	193	(298)	(352)
Other	33	1	44	3
	643	130	1,743	499